Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases 1 [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position	The following table presents the movements in right-of-use assets during the years ended December 31, 2025 and 2024 and their amounts within the consolidated statements of financial position as of the dates indicated:

(in millions €)	Land and buildings	Other operating equipment	Total
As of January 1, 2024	209.8	4.6	214.4
Additions	67.2	7.2	74.4
Depreciation	(42.2)	(3.4)	(45.6)
Currency effects	3.3	1.7	5.0
Other	0.1	(0.2)	(0.1)
As of December 31, 2024	238.2	9.9	248.1
Acquisition of subsidiaries and businesses	37.1	1.7	38.8
Additions	8.8	0.2	9.0
Depreciation	(40.8)	(1.9)	(42.7)
Impairment	(14.5)	—	(14.5)
Currency effects	(10.0)	(1.6)	(11.6)
Other	(16.6)	(0.3)	(16.9)
As of December 31, 2025	202.2	8.0	210.2

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings	The following amounts are included in lease liabilities, loans and borrowings as of the dates indicated:

(in millions €)	December 31, 2025	December 31, 2024
Current	45.0	39.5
Non-current	185.3	214.7
Total	230.3	254.2

Summary of Amounts Recognized in Consolidated Statement of Operations	Total Depreciation and Impairment Charge of Right-of-Use Assets

	Years ended December 31,

(in millions €)	2025	2024	2023
Land and buildings	55.3	42.2	40.7
Production facilities	—	—	3.0
Other operating equipment	1.9	3.4	1.5
Total depreciation and impairment charge	57.2	45.6	45.2
Interest on lease liabilities	8.2	8.6	5.7
Expense related to short-term leases and leases of low-value assets	43.3	43.3	58.9
Total amounts recognized in profit or loss	108.7	97.5	109.8